Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (24,136)	$ (24,570)	$ (84,980)	$ (30,451)	$ (54,738)	$ (4,152)
Tax expense at statutory rate					(11,495)
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest					(225)
Change in fair value of warrant liabilities					70
Change in fair value of derivative liability					(955)
Change in valuation allowance					952
Unrecognized benefit from LLC flow thru structure					11,667
Deferred Rate Change					0
State income taxes, net of federal income tax benefit					0
Other adjustments, net					(14)
Income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Tax Rate
Tax expense at statutory rate					21.00%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest					0.40%
Change in fair value of warrant liabilities					(0.10%)
Change in fair value of derivative liability					1.70%
Change in valuation allowance					(1.70%)
Unrecognized benefit from LLC flow thru structure					(21.30%)
Deferred Rate Change					0.00%
State income taxes, net of federal income tax benefit					0.00%
Other adjustments, net					0.00%
Income tax expense	0.00%		0.00%		0.00%